UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

	SunAmerica Money Market Funds
	Harborside Financial Center
	3200 Plaza 5
	Jersey City, NJ 07311-4992

2.	The name of each series or class of securities for which this
	Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.	Investment Company Act File Number:   811-3807


	Securities Act File Number:           2-85370


4(a).	Last day of fiscal year for which this Form is filed:

	December 31, 2012


4(b).	Check box if this Form is being filed late (i.e., more than 90
	calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)

	Note: If the Form is geing filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing
	this Form.

5.	Calculation of registration fee:

	(i)     Aggregate sale price of securities sold during the
	        fiscal year pursuant to section 24(f):	 $574,282,707

	(ii)    Aggregate price of securities redeemed or $498,033,239

	(iii)   Aggregate price of securities redeemed or
	        repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
	        previously used to reduce registration fees
		payable to the Commission:		$1,156,485,431

	(iv)    Total available redemption credits[add Items 5(ii)
		and 5(iii)]:				 $1,654,518,670


	(v)   	Net sales -- if Item 5(i) is greater than Item 5(iv)
	      	[subtract Item 5(iv) from Item 5(i)]:	$ -0-

	(vi)  	Redemption credits available for use in future years
	      	-- if Item 5(i) is less than Item 5(iv) [subtract Item
	      	5 (iv) from Item 5(i)]:			$(1,080,235,963)
4)

	(vii) 	Multiplier for determining registration fee (See
	      	Instruction C.9):			0.0001364

	(viii) 	Registration fee due [multiply Item 5(v) by Item
	       	5(vii)] (enter ""0"" if no fee is due):	$ -0-


6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities
	(number of shares or other units) deducted here:  -0-.
	If there is a number of shares or other	units that were
	registered pursuant to rule 24e-2 remaining unsold at the
	end of the fiscal year for which this form is filed that
	are available for use by the issuer in future fiscal years,
	then state that number here:    		  -0-.

7.	Interest due -- if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):
							 $ -0-

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	 $ -0-

9.	Date the registration fee and any interest payment was
	sent to the Commission's lock box depository:



	     Method of Delivery:
			           Wire Transfer
			           Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)* ______________________________
	                     Gregory R. Kingston, Assistant Treasurer


	Date  March 21, 2013

	*Please print the name and title of the signing officer below the signature.